Accrued Expenses and Other Payables - Schedule of Accrued Expenses and Other Payables (Details) - CHF (SFr) SFr in Thousands	Jun. 30, 2025	Dec. 31, 2024
Trade and other current payables [abstract]
Product development related expenses	SFr 15,928	SFr 13,702
Personnel related expenses	2,347	3,696
General and administration related expenses	660	749
Other payables	987	51
Total	SFr 19,922	SFr 18,198